Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) area	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting
Revenue from external customers	$ 305,681	$ 532,874
Interest income	20,574	15,875
Interest expense	(1,476)	(224)
Equity in earnings of an equity investee, net of tax	33,807	35,110
Income tax expense	(2,886)	(2,730)
Net (loss)/income attributable to the Company	25,801	168,551
Depreciation/amortization	(6,252)	(3,812)
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,926	30,664
Segment information
Total assets	1,260,868		$ 1,279,773
Property, plant and equipment	94,815		99,727
Right-of-use assets	6,392		4,665
Leasehold land	10,931		11,261
Goodwill	3,015		3,064
Other intangible asset			21
Investment in an equity investee	$ 80,519		48,411
Oncology/Immunology segment
Segment Reporting
Number of core business areas in Oncology/Immunology segment | area	2
Revenue from external customers	$ 168,637	359,183
Other Ventures segment
Segment Reporting
Revenue from external customers	137,044	173,691
Reportable segment | Oncology/Immunology segment
Segment Reporting
Revenue from external customers	168,637	359,183
Interest income	418	439
Interest expense	(914)
Income tax expense	(1,109)	14
Net (loss)/income attributable to the Company	(14,642)	134,353
Depreciation/amortization	(6,076)	(3,513)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	30,406
Segment information
Total assets	317,140		265,889
Property, plant and equipment	94,152		98,952
Right-of-use assets	3,294		4,005
Leasehold land	10,931		11,261
Reportable segment | Oncology/Immunology segment | R&D
Segment Reporting
Revenue from external customers	40,841	279,034
Interest income	418	439
Interest expense	(914)
Income tax expense	(579)	(93)
Net (loss)/income attributable to the Company	(67,837)	121,382
Depreciation/amortization	(6,076)	(3,513)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	30,406
Segment information
Total assets	208,389		202,288
Property, plant and equipment	94,152		98,952
Right-of-use assets	3,294		4,005
Leasehold land	10,931		11,261
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment Reporting
Revenue from external customers	7,063	9,977
Interest income	417	438
Interest expense	(914)
Income tax expense	(100)	(86)
Net (loss)/income attributable to the Company	(84,530)	(83,628)
Depreciation/amortization	(5,937)	(3,263)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	30,296
Segment information
Total assets	178,012		177,601
Property, plant and equipment	93,375		98,034
Right-of-use assets	2,813		3,454
Leasehold land	10,931		11,261
Reportable segment | Oncology/Immunology segment | R&D | US and others
Segment Reporting
Revenue from external customers	33,778	269,057
Interest income	1	1
Income tax expense	(479)	(7)
Net (loss)/income attributable to the Company	16,693	205,010
Depreciation/amortization	(139)	(250)
Additions to non-current assets (other than financial instruments and deferred tax assets)		110
Segment information
Total assets	30,377		24,687
Property, plant and equipment	777		918
Right-of-use assets	481		551
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment Reporting
Revenue from external customers	127,796	80,149
Income tax expense	(530)	107
Net (loss)/income attributable to the Company	53,195	12,971
Segment information
Total assets	108,751		63,601
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment Reporting
Revenue from external customers	84,962	80,149
Income tax expense	(530)	107
Net (loss)/income attributable to the Company	14,771	12,971
Segment information
Total assets	69,807		61,472
Reportable segment | Oncology/Immunology segment | Marketed Products | US and others
Segment Reporting
Revenue from external customers	42,834
Net (loss)/income attributable to the Company	38,424
Segment information
Total assets	38,944		2,129
Reportable segment | Other Ventures segment | PRC
Segment Reporting
Revenue from external customers	137,044	173,691
Interest income	116	238
Interest expense	(362)
Equity in earnings of an equity investee, net of tax	33,807	35,110
Income tax expense	(97)	(939)
Net (loss)/income attributable to the Company	34,149	37,180
Depreciation/amortization	(130)	(165)
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,929	243
Segment information
Total assets	193,885		163,311
Property, plant and equipment	498		564
Right-of-use assets	1,858		366
Goodwill	3,015		3,064
Other intangible asset			21
Investment in an equity investee	80,519		48,411
Unallocated
Segment Reporting
Interest income	20,040	15,198
Interest expense	(200)	(224)
Income tax expense	(1,680)	(1,805)
Net (loss)/income attributable to the Company	6,294	(2,982)
Depreciation/amortization	(46)	(134)
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,234	$ 15
Segment information
Total assets	749,843		850,573
Property, plant and equipment	165		211
Right-of-use assets	$ 1,240		$ 294